3. Intangible Assets (Details-Intangible Assets) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Intangible assets, gross	$ 143,000	$ 205,200
Acculumated amortization	48,672	20,083
Intangible assets, net	94,328	185,117
Intellectual Property [Member]
Intangible assets, gross	98,000	160,200
Useful lives	5 years
Website Technology Development [Member]
Intangible assets, gross	$ 45,000	$ 45,000
Useful lives	5 years